Sales and other operating revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Disclosure of sales and operating revenue [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2026	2025	2026	2025
By segment
gas & low carbon energy	11,675	9,172	21,122	19,950
oil production & operations	7,813	6,053	13,765	12,555
customers & products	57,159	37,449	100,120	73,612
other businesses & corporate	739	539	1,300	1,023
	77,386	53,213	136,307	107,140

Less: sales and other operating revenues between segments
gas & low carbon energy	808	337	1,155	1,068
oil production & operations	7,289	5,818	12,889	11,636
customers & products	(293)	(55)	182	(13)
other businesses & corporate	477	486	721	917
	8,281	6,586	14,947	13,608

External sales and other operating revenues
gas & low carbon energy	10,867	8,835	19,967	18,882
oil production & operations	524	235	876	919
customers & products	57,452	37,504	99,938	73,625
other businesses & corporate	262	53	579	106
Total sales and other operating revenues	69,105	46,627	121,360	93,532

By geographical area
US	25,125	18,890	44,601	37,979
Non-US	57,019	36,233	99,596	71,934
	82,144	55,123	144,197	109,913
Less: sales and other operating revenues between areas	13,039	8,496	22,837	16,381
	69,105	46,627	121,360	93,532

Revenues from contracts with customers
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	402	421	735	836
Oil products	43,549	28,572	73,400	55,734
Natural gas, LNG and NGLs	8,523	6,049	15,160	13,312
Non-oil products and other revenues from contracts with customers	3,721	3,697	7,416	7,330
Revenue from contracts with customers	56,195	38,739	96,711	77,212
Other operating revenues(a)	12,910	7,888	24,649	16,320
Total sales and other operating revenues	69,105	46,627	121,360	93,532